CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Assets/Liabilities) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Loans and receivables at amortised cost
Trade receivables	$ 2,691,000	$ 2,986,000		$ 3,922,000
Cash and cash equivalents	6,578,000	25,910,000
Finance lease receivable	170,000	293,000
Total maximum credit exposure	19,368,000	39,493,000
Liabilities at amortised cost
Senior secured term loan	(44,301,000)	0
Convertible note	(13,746,000)	0
Exchangeable note	(210,000)	(83,312,000)
Provisions	(50,000)	(50,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(1,569,000)	0
Derivative asset – prepayment option	128,000	0
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	12,620,000	13,290,000
Cash and cash equivalents	6,578,000	25,910,000
Finance lease receivable	170,000	293,000
Total maximum credit exposure	19,368,000	39,493,000
Liabilities at amortised cost
Senior secured term loan	0
Convertible note	0
Exchangeable note	(210,000)	0	[1]
Lease liabilities	(13,943,000)	(15,845,000)
Trade and other payables (excluding deferred income)	(15,261,000)	(14,986,000)
Provisions	(50,000)	(50,000)
Total Liabilities at amortised cost	(29,464,000)	(30,881,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	0
Derivative asset – prepayment option	0	0
Exchangeable note equity conversion option		0
Total fair value through profit and loss (FVPL)	0	0
Total fair value of financial assets liabilities	(10,096,000)	8,612,000
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Finance lease receivable	0	0
Total maximum credit exposure	0	0
Liabilities at amortised cost
Senior secured term loan	(44,301,000)
Convertible note	(13,746,000)
Exchangeable note	0	(83,312,000)	[1]
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Total Liabilities at amortised cost	(58,047,000)	(83,312,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(1,569,000)
Derivative asset – prepayment option	128,000	0
Exchangeable note equity conversion option		0
Total fair value through profit and loss (FVPL)	(1,441,000)	0
Total fair value of financial assets liabilities	(59,488,000)	(83,312,000)
Carrying Amount [Member]
Loans and receivables at amortised cost
Trade receivables	12,620,000	13,290,000
Cash and cash equivalents	6,578,000	25,910,000
Finance lease receivable	170,000	293,000
Total maximum credit exposure	19,368,000	39,493,000
Liabilities at amortised cost
Senior secured term loan	(44,301,000)
Convertible note	(13,746,000)
Exchangeable note	(210,000)	(83,312,000)	[1],[2]
Lease liabilities	(13,943,000)	(15,845,000)
Trade and other payables (excluding deferred income)	(15,261,000)	(14,986,000)
Provisions	(50,000)	(50,000)
Total Liabilities at amortised cost	(87,511,000)	(114,193,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(1,569,000)
Derivative asset – prepayment option	128,000	0
Exchangeable note equity conversion option		0
Total fair value through profit and loss (FVPL)	(1,441,000)	0
Total fair value of financial assets liabilities	(69,584,000)	(74,700,000)
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	12,620,000	13,290,000
Cash and cash equivalents	6,578,000	25,910,000
Finance lease receivable	170,000	293,000
Total maximum credit exposure	19,368,000	39,493,000
Liabilities at amortised cost
Senior secured term loan	(44,301,000)
Convertible note	(13,746,000)
Exchangeable note	(210,000)	(83,312,000)	[1]
Lease liabilities	(13,943,000)	(15,845,000)
Trade and other payables (excluding deferred income)	(15,261,000)	(14,986,000)
Provisions	(50,000)	(50,000)
Total Liabilities at amortised cost	(87,511,000)	(114,193,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(1,569,000)
Derivative asset – prepayment option	128,000	0
Exchangeable note equity conversion option		0
Total fair value through profit and loss (FVPL)	(1,441,000)	0
Total fair value of financial assets liabilities	$ (69,584,000)	$ (74,700,000)

[1]	The senior secured term loan is a variable instrument which bears interest at an annual rate equal to 11.25% plus the greater of (a) one-month Term SOFR Reference Rate and (b) one percent per annum.
[2]	The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045 and does not take into account the potential exercise of put and call options in the next five years or the exchange agreements entered into with five exchangeable note holders in December 2021.